UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2002

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  February 6, 2002

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 68
Form 13 F Information Table Value Total: 126,430

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Inco LTD                       CONV             453258ah8       19    19000 PRN      SOLE                    19000
AT&T Corp New                  COM              001957505     1596    61125 SH       SOLE                    61125
Acme United Corp               COM              004816104       50    13333 SH       SOLE                    13333
American International Group   COM              026874107      343     5926 SH       SOLE                     5926
Amgen Inc                      COM              031162100      211     4357 SH       SOLE                     4357
Archstone-Smith Trust          COM              039583109     1537    65300 SH       SOLE                    65300
BP Amoco PLC - Spons ADR       COM              055622104     1038    25532 SH       SOLE                    25532
Bank of America Corp           COM              060505104     3895    55985 SH       SOLE                    55985
BellSouth Corp                 COM              079860102     2401    92792 SH       SOLE                    92792
Bethlehem Steel Corp           COM              087509105        1    11000 SH       SOLE                    11000
Boston Scientific Corp         COM              101137107     3741    87975 SH       SOLE                    87975
Bristol-Myers Squibb Co        COM              110122108      334    14432 SH       SOLE                    14432
ChevronTexaco Corp             COM              166764100     2823    42458 SH       SOLE                    42458
Cisco Systems Inc              COM              17275R102      176    13465 SH       SOLE                    13465
Citigroup Inc                  COM              172967101      286     8137 SH       SOLE                     8137
Comcast Corp-Class A           COM              20030N101     2283    96862 SH       SOLE                    96862
Computer Sciences Corp         COM              205363104     3349    97225 SH       SOLE                    97225
ConocoPhillips                 COM              20825C104     2814    58147 SH       SOLE                    58147
Consolidated Edison of NY      COM              209115104      785    18325 SH       SOLE                    18325
Countrywide Financial Corp     COM              222372104     5439   105300 SH       SOLE                   105300
DNP Select Income Fund Inc.    COM              23325P104      486    49075 SH       SOLE                    49075
Duke-Weeks Realty Corp         COM              264411505      522    20500 SH       SOLE                    20500
Emerson Electric Co            COM              291011104     3057    60110 SH       SOLE                    60110
Exxon Mobil Corporation        COM              30231G102      758    21698 SH       SOLE                    21698
Fleet Boston Financial Corp    COM              339030108      693    28510 SH       SOLE                    28510
General Dynamics Corp          COM              369550108      328     4135 SH       SOLE                     4135
General Electric Co            COM              369604103     1709    70180 SH       SOLE                    70180
Genuine Parts Co               COM              372460105     4391   142550 SH       SOLE                   142550
Genzyme Corp - Genl Division   COM              372917104      292     9870 SH       SOLE                     9870
HRPT Properties Trust          COM              40426W101     3419   414900 SH       SOLE                   414900
Hewlett Packard Co             COM              428236103     1142    65796 SH       SOLE                    65796
Home Depot, Inc                COM              437076102      251    10453 SH       SOLE                    10453
Hospitality Properties Trust   COM              44106M102      260     7400 SH       SOLE                     7400
Intel Corp                     COM              458140100     1372    88118 SH       SOLE                    88118
International Business Machine COM              459200101      523     6743 SH       SOLE                     6743
Johnson & Johnson              COM              478160104      564    10500 SH       SOLE                    10500
Kerr-McGee Corp                COM              492386107     1619    36550 SH       SOLE                    36550
KeySpan Corporation            COM              49337w100     6560   186155 SH       SOLE                   186155
Laboratory Corp of America Hol COM              50540R409      524    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      126    14040 SH       SOLE                    14040
Lincare Holdings               COM              532791100     4503   142400 SH       SOLE                   142400
Merck & Co                     COM              589331107      790    13956 SH       SOLE                    13956
Microsoft Corp                 COM              594918104      890    17218 SH       SOLE                    17218
NASDAQ-100 Index Tracking Stoc COM              631100104     4134   169650 SH       SOLE                   169650
NSTAR                          COM              67019E107     5511   124141 SH       SOLE                   124141
New Plan Excel Realty Trust    COM              648053106     5043   264150 SH       SOLE                   264150
Northrop Grumman Corp          COM              666807102     4666    48105 SH       SOLE                    48105
PPG Industries Inc             COM              693506107     3232    64450 SH       SOLE                    64450
Petroleum & Resources Corp     COM              716549100      379    19768 SH       SOLE                    19768
Pfizer Inc                     COM              717081103      520    17008 SH       SOLE                    17008
Public Service Enterprise Grou COM              744573106     5416   168730 SH       SOLE                   168730
Raytheon Company New           COM              755111507     4163   135375 SH       SOLE                   135375
Rheometric Scientific, Inc.    COM              762073104      347   577597 SH       SOLE                   577597
SBC Communications Inc         COM              78387G103      336    12407 SH       SOLE                    12407
Schering-Plough                COM              806605101      345    15528 SH       SOLE                    15528
Schwab (Charles) Corp          COM              808513105     2539   234010 SH       SOLE                   234010
Sovereign Bancorp Inc          COM              845905108     6525   464400 SH       SOLE                   464400
Staples Inc                    COM              855030102      183    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104       99    31744 SH       SOLE                    31744
Supervalu Inc                  COM              868536103     3314   200750 SH       SOLE                   200750
Techne Corp                    COM              878377100     1764    61732 SH       SOLE                    61732
Teleflex Inc                   COM              879369106     3410    79500 SH       SOLE                    79500
Union Pacific Corp             COM              907818108      464     7745 SH       SOLE                     7745
Verizon Communications         COM              92343V104      748    19294 SH       SOLE                    19294
Vulcan Materials Co            COM              929160109     1505    40125 SH       SOLE                    40125
Weyerhaeuser Co                COM              962166104     2078    42225 SH       SOLE                    42225
Wyeth                          COM              983024100     1238    33110 SH       SOLE                    33110
Xcel Energy Inc.               COM              98389B100      576    52377 SH       SOLE                    52377
